General information, recapitalization and basis of presentation (Tables)	12 Months Ended
Dec. 31, 2019
General information, recapitalization and basis of presentation
Schedule of direct or indirect interests in major subsidiaries

				Equity interest
				held by the
				Group
	Place and date of	Issued and		December 31,	Principal activities /Place of
Company name	incorporation / establishment	paid‑in capital		2019	operations	Note
Subsidiaries
Jin Tai Yuan Limited	British Virgin Islands / October 27, 2017	USD	0.00001	100%	Investment holding, BVI
Jin Cheng Long Limited	Hong Kong /October 30, 2017	USD	1	100%	Investment holding, Hong Kong
OneConnect Financial Technology (HongKong) Limited	Hong Kong /March 15, 2018	USD	1	100%	Software and technology service, information transmission. HongKong, the PRC.	(a)
OneConnect Financial Technology (Singapore) Co., Pte. Ltd.	Singapore /March 26, 2018	SGD	20,000,000	100%	Software and technology service, information transmission. Singapore	(a)
PT OneConnect Financial Technology Indonesia	Indonesia/December 04, 2018	IDR	10,000,000,000	100%	Software and technology service, information transmission. Indonesia	(b)
Ping An OneConnect Bank (Hong Kong) Limited	Hongkong/December 07, 2018	HKD	600,000,000	100%	Software and technology service, information transmission. HongKong, the PRC.	(c)
Shenzhen OneConnect Technology	the PRC /January 04, 2018	RMB	10,000,000	100%	Technology promotion and computer application services, Shenzhen, the PRC
Beijing Vantage Point Technology Co., Ltd.(“Vantage Point Technology”)	the PRC /July 18, 2008	RMB	13,333,529	51.67%	Software and technology service, information transmission. Beijing, the PRC.	Note 33(c), (d)
Shenzhen OneConnect Information Technology Service Company Limited (“Shenzhen OneConnect Information Technology”)	the PRC/January 31, 2019	RMB	100,000,000	51%	Software and technology service, information transmission. Shenzhen, the PRC.	(e)
Beijing BER Technology Company Ltd. ("BER Technology")	the PRC/March 30,2006	RMB	22,950,000	80%	Software and technology service, information transmission. Shenzhen, the PRC	Note 33(a)
Zhang Tong Shun (Guangzhou) Technology Co., Ltd. (“Zhang Tong Shun”)	the PRC/May 9, 2019	RMB	10,000,000	100%	Information technology advisory services, Guangzhou, the PRC	Note 33(b)

				Attributable
				equity interest
				of the Group
	Place and date of	Issued and		December 31,	Principal activities /Place of
Company name	incorporation / establishment	paid‑in capital		2019	operations	Note
VIEs
Shenzhen OneConnect	the PRC / September 15, 2017	RMB	1,200,000,000	100%	Software and technology service, information transmission. Shenzhen, the PRC.	(f)
Shenzhen E-Commerce Safety Certificates Administration Co., Ltd.(“Shenzhen CA”)	the PRC/August 11, 2000	RMB	43,500,000	98.9%	E - commerce security certificate administration, Shenzhen, the PRC	Note 33(b), (f)
Subsidiaries of the VIEs
Shanghai OneConnect*	the PRC / December 29, 2015	RMB	1,200,000,000	100%	Software and technology service, asset management and consulting. Shanghai, the PRC.	(f)
Shenzhen Kechuang Insurance Assessment Co., Ltd. (“Kechuang”)*	the PRC / August 27, 2001	RMB	4,000,000	99.90%	Insurance survey and loss adjustment. Shenzhen, the PRC.	(f)(g)

*             Subsidiaries of Shenzhen OneConnect

Notes:

(a)

On March 15, 2018 and March 26, 2018, OneConnect Financial Technology (HongKong) Co., Limited (“OneConnect(HK)”) and OneConnect Financial Technology (Singapore) Co., Pte. Ltd. (“OneConnect(Singapore)”) were incorporated by the Group in Hong Kong and Singapore, respectively.

(b)	On December 4, 2018, OneConnect(Singapore) and OneConnect(HK) set up PT OneConnect Financial Technology Indonesia in which each holds 90% and 10% equity interest, respectively
(c)	On December 07, 2018, Ping An OneConnect Bank (Hong Kong) Limited was incorporated by the Group in Hong Kong.
(d)	On July 31, 2018, the Group completed its acquisition of 51.67% equity interest of Vantage Point Technology and Vantage Point Technology became a subsidiary of the Group thereafter.
(e)

On January 31, 2019, Shenzhen OneConnect Information Technology was incorporated by the Group and Shenzhen Ping An Investment Development Co., Ltd., a subsidiary of Ping An Group, with equity interests as to 51% and 49%, respectively. The capital contribution of RMB49,000,000 made by Shenzhen Ping An Investment Development Co., Ltd was recognized as capital contribution from non-controlling interest.

(f)

These subsidiaries are controlled through Contractual Arrangements and the Group does not have legal ownership in equity of these subsidiaries, as the PRC regulations restrict foreign ownership of companies that provide value-added telecommunications services, which include activities and services operated by Shenzhen OneConnect, Shenzhen CA and their subsidiaries.

(g)	Kechuang was established in the PRC on August 27, 2001, and were subsequently acquired by the Group at a consideration of RMB0010,001 on June 7, 2018.

Schedule of major financial statements amounts and balances of the Group's VIEs and subsidiaries of VIEs

	As at December 31,
	2018	2019
	RMB’000	RMB’000
Total current assets	5,200,044	5,108,805
Total non‑current assets	609,798	942,638
Total assets	5,809,842	6,051,443
Total current liabilities	5,679,863	6,844,076
Total non‑current liabilities	74,464	318,775
Total liabilities	5,754,327	7,162,851

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Total revenue	581,912	1,344,412	2,137,890
Net loss	(605,733)	(15,264)	(1,284,223)
Net cash used in operating activities	(280,216)	(649,200)	(1,602,568)
Net cash (used in)/generated from investing activities	(125,741)	(2,262,895)	552,837
Net cash generated from financing activities	744,309	2,606,830	1,173,363
Net increase/(decrease) in cash and cash equivalents	338,352	(305,265)	123,632
Cash and cash equivalents, beginning of the year	78,158	416,510	111,245
Cash and cash equivalents, end of the year	416,510	111,245	234,877